Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	$ 1,152.2	$ 1,184.7	$ 1,286.7	$ 1,373.8
Multi-client Surveys Marine [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	740.9	739.2	809.2
Multi-client surveys land [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	90.4	108.7	117.9
Development costs capitalized [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	204.0	201.5	199.9
Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	24.3	30.7	39.9
Research - technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	0.1	1.0	4.2
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	67.0	75.3	85.4
Trade names [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	12.6	12.5	12.4
Other intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	12.9	15.8	$ 17.8
Gross [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	6,395.0	5,983.6
Gross [member] | Multi-client Surveys Marine [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	4,677.7	4,337.6
Gross [member] | Multi-client surveys land [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	716.5	683.4
Gross [member] | Development costs capitalized [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	432.5	384.6
Gross [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	113.2	106.9
Gross [member] | Research - technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	75.2	83.3
Gross [member] | Customer Relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	232.3	246.2
Gross [member] | Trade names [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	44.2	43.7
Gross [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	103.4	97.9
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(5,242.8)	(4,798.9)
Accumulated depreciation [member] | Multi-client Surveys Marine [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(3,936.8)	(3,598.4)
Accumulated depreciation [member] | Multi-client surveys land [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(626.1)	(574.7)
Accumulated depreciation [member] | Development costs capitalized [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(228.5)	(183.1)
Accumulated depreciation [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(88.9)	(76.2)
Accumulated depreciation [member] | Research - technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(75.1)	(82.3)
Accumulated depreciation [member] | Customer Relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(165.3)	(170.9)
Accumulated depreciation [member] | Trade names [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	(31.6)	(31.2)
Accumulated depreciation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Total intangible assets	$ (90.5)	$ (82.1)